Income Tax Benefit (Expense) (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Details of Income Tax Benefit (Expense)
(a)
Details of income tax benefit (expense) for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Current tax benefit (expense)
Current year	₩	(206,465)	(260,556)	(191,865)
Adjustment for prior years		59,484	67,985	(32,276)
Subtotal	₩	(146,981)	(192,571)	(224,141)
Deferred tax benefit
Changes in temporary differences	₩	384,766	955,283	6,381
Income tax benefit (expense)	₩	237,785	762,712	(217,760)

Details of Income Tax Benefit (Expense) Recognized in Equity
(b)
Details of income tax benefit (expense) recognized in equity for the years ended December 31, 2022, 2023, and 2024 are as follows:

(In millions of won)
	2022
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	165,864	(43,503)	122,361
Gain (loss) on valuation of derivatives		12,495	(3,268)	9,227
Foreign currency translation differences		(80,718)	(245)	(80,963)
Change in equity of equity method investee		(11,603)	1,925	(9,678)
Total	₩	86,038	(45,091)	40,947

(In millions of won)
	2023
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	64,635	(14,818)	49,817
Foreign currency translation differences		43,572	(20,429)	23,143
Change in equity of equity method investee		(2,679)	25	(2,654)
Total	₩	105,528	(35,222)	70,306

(In millions of won)
	2024
	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	(154,203)	22,368	(131,835)
Foreign currency translation differences		997,729	(71,092)	926,637
Acquisition of non-controlling shareholders' interests in subsidiaries		(61,512)	14,093	(47,419)
Change in equity of equity method investee		3,235	—	3,235
Total	₩	785,249	(34,631)	750,618

Reconciliation of Actual Effective Tax Rate
(c)
Reconciliation of the effective tax rate for the years ended December 31, 2022, 2023, and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Loss for the year	₩	(3,195,585)	(2,576,729)	(2,409,300)
Income tax benefit (expense)		237,785	762,712	(217,760)
Loss before income tax	₩	(3,433,370)	(3,339,441)	(2,191,540)
Income tax benefit using the statutory tax rate of each country		738,403	789,941	527,019
Income not subject to tax (Expenses not deductible for tax purposes)		(18,742)	(19,759)	2,704
Tax credits		145,189	207,745	22,854
Change in unrecognized deferred tax assets (*1)		(457,763)	(156,783)	(703,714)
Adjustment for prior years		2,072	10,726	(13,807)
Effect on change in tax rate		(168,372)	(60,134)	(54,821)
Others		(3,002)	(9,024)	2,005
Total	₩	237,785	762,712	(217,760)
Effective tax rate	(*2)		(*2)	(*2)

(*1) The effect of changes in deferred tax assets related to tax loss carryforwards and tax credit carryforwards that are not realizable based on the estimates of future taxable profit.

(*2) Actual effective tax rate is not calculated due to loss before income tax for the years ended December 31, 2022, 2023 and 2024.